ASSETS HELD FOR SALE - Narrative (Details) $ in Millions, $ in Millions		12 Months Ended
	Jun. 30, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 14, 2018 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale		$ 170	$ 631	$ (833)
Coolidge generating station | Disposal group, not discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale consideration					$ 465
Coolidge generating station | Disposal group, not discontinued operations | Scenario, Forecast
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale	$ 65
Gain on sale, net of tax	50
Foreign currency translation gains	$ 10